Share capital - Detail of Change in Founders' Warrants, Warrants and Stock Options (Details)																							12 Months Ended
	Jul. 27, 2020 shares	Mar. 17, 2020 shares	Mar. 17, 2020 € / shares	Mar. 17, 2020 uSDollarPerEuro	Mar. 11, 2020 uSDollarPerEuro shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares	Mar. 29, 2019 € / shares	Mar. 29, 2019 uSDollarPerEuro	Jul. 27, 2018 shares uSDollarPerEuro € / shares	Mar. 06, 2018 shares uSDollarPerEuro € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 shares € / shares	May 04, 2012 shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 uSDollarPerEuro shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							2,338,013			3,176,910
Outstanding, end of period (in shares)																							2,414,654			2,338,013
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							251,028			233,028
Issued (in shares)																							18,000			18,000
Exercised (in shares)																							0			0
Forfeited (in shares)																							(6,000)			0
Outstanding, end of period (in shares)																							263,028			251,028
Number of shares issuable (in shares)																							263,028	263,028	263,028	251,028
BSA 04-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																						€ 6.00
Outstanding, beginning of period (in shares)																							30,000			30,000
Issued (in shares)																						52,500	0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							30,000			30,000
Number of shares issuable (in shares)																							30,000	30,000	30,000	30,000
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																				€ 6.37
Outstanding, beginning of period (in shares)																							6,000			6,000
Issued (in shares)																				10,000			0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							6,000			6,000
Number of shares issuable (in shares)																							6,000	6,000	6,000	6,000
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																		€ 17.67						€ 40
Outstanding, beginning of period (in shares)																							10,000			10,000
Issued (in shares)																		14,000					0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							10,000			10,000
Number of shares issuable (in shares)																							10,000	10,000	10,000	10,000
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																	€ 17.67
Outstanding, beginning of period (in shares)																							21,000
Issued (in shares)																	26,000						0
Exercised (in shares)																							0
Forfeited (in shares)																							0
Outstanding, end of period (in shares)																							21,000			21,000
Number of shares issuable (in shares)																							21,000	21,000	21,000
BSA 2015-1 | Executive Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																	€ 17.67
Outstanding, beginning of period (in shares)																							17,000			17,000
Issued (in shares)																										0
Exercised (in shares)																										0
Forfeited (in shares)																										0
Outstanding, end of period (in shares)																										17,000
Number of shares issuable (in shares)																										17,000
BSA 2015-1 | External Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																	17.67
Outstanding, beginning of period (in shares)																							4,000			4,000
Issued (in shares)																										0
Exercised (in shares)																										0
Forfeited (in shares)																										0
Outstanding, end of period (in shares)																										4,000
Number of shares issuable (in shares)																										4,000
BSA 2015-2(a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares															€ 19.54
Outstanding, beginning of period (in shares)																							64,000			64,000
Issued (in shares)															64,000								0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							64,000			64,000
Number of shares issuable (in shares)																							64,000	64,000	64,000	64,000
BSA 2015-2(b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares															€ 19.54
Outstanding, beginning of period (in shares)																							6,000			6,000
Issued (in shares)															6,000								0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(6,000)			0
Outstanding, end of period (in shares)																							0			6,000
Number of shares issuable (in shares)																							0	0	0	6,000
BSA 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														€ 13.74
Outstanding, beginning of period (in shares)																							36,208			36,208
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							36,208			36,208
Number of shares issuable (in shares)																							36,208	36,208	36,208	36,208
BSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares													€ 15.01
Outstanding, beginning of period (in shares)																							8,000			8,000
Issued (in shares)													8,000										0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							8,000			8,000
Number of shares issuable (in shares)																							8,000	8,000	8,000	8,000
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 15.76
Outstanding, beginning of period (in shares)																							18,000			18,000
Issued (in shares)												18,000											0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							18,000			18,000
Number of shares issuable (in shares)																							18,000	18,000	18,000	18,000
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares											€ 13.55
Outstanding, beginning of period (in shares)																							28,000			28,000
Issued (in shares)											28,000												0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							28,000			28,000
Number of shares issuable (in shares)																							28,000	28,000	28,000	28,000
BSA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares										€ 16.102
Outstanding, beginning of period (in shares)																							5,820			5,820
Issued (in shares)										5,820													0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0
Outstanding, end of period (in shares)																							5,820			5,820
Number of shares issuable (in shares)																							5,820	5,820	5,820	5,820
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares								€ 11.66
Outstanding, beginning of period (in shares)																							18,000			0
Issued (in shares)							18,000		18,000														0			18,000
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							18,000			18,000
Number of shares issuable (in shares)																							18,000	18,000	18,000	18,000
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares			€ 6.59
Outstanding, beginning of period (in shares)																							0
Issued (in shares)		18,000		18,000																			18,000
Exercised (in shares)																							0
Forfeited (in shares)																							0
Outstanding, end of period (in shares)																							18,000			0
Number of shares issuable (in shares)																							18,000	18,000	18,000
BSPCE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							751,585			2,505,732
Issued (in shares)																							0			0
Exercised (in shares)																							0			(215,000)
Forfeited (in shares)																							(32,818)			(1,539,147)
Outstanding, end of period (in shares)																							718,767			751,585
Number of shares issuable (in shares)																							718,767	718,767	718,767	751,585
BSPCE 2012-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																					€ 6.63
Outstanding, beginning of period (in shares)																							100,000			100,000
Issued (in shares)																					100,000		0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							100,000			100,000
Number of shares issuable (in shares)																							100,000	100,000	100,000	100,000
BSPCE 08-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																			€ 5.92
Outstanding, beginning of period (in shares)																							50,000			50,000
Issued (in shares)																			50,000				0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							50,000			50,000
Number of shares issuable (in shares)																							50,000	50,000	50,000	50,000
BSPCE 09-2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																		€ 18.68
Outstanding, beginning of period (in shares)																							92,100			92,100
Issued (in shares)																		97,200					0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(5,950)			0
Outstanding, end of period (in shares)																							86,150			92,100
Number of shares issuable (in shares)																							86,150	86,150	86,150	92,100
BSPCE 2015-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																	€ 18.57
Outstanding, beginning of period (in shares)																							70,950			70,950
Issued (in shares)																	71,650						0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(2,500)			0
Outstanding, end of period (in shares)																							68,450			70,950
Number of shares issuable (in shares)																							68,450	68,450	68,450	70,950
BSPCE 2015-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																€ 20.28
Outstanding, beginning of period (in shares)																							38,400			39,750
Issued (in shares)																53,050							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(7,700)			(1,350)
Outstanding, end of period (in shares)																							30,700			38,400
Number of shares issuable (in shares)																							30,700	30,700	30,700	38,400
BSPCE 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														14.46
Outstanding, beginning of period (in shares)																							212,969			220,967
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(10,352)			(7,998)
Outstanding, end of period (in shares)																							202,617			212,969
Number of shares issuable (in shares)																							202,617	202,617	202,617	212,969
BSPCE 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 15.93
Outstanding, beginning of period (in shares)																							187,166			202,417
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(6,316)			(15,251)
Outstanding, end of period (in shares)																							180,850			187,166
Number of shares issuable (in shares)																							180,850	180,850	180,850	187,166
BSPCE 2012-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																						€ 6.00
Outstanding, beginning of period (in shares)																							0			1,674,548
Issued (in shares)																										0
Exercised (in shares)																										(160,000)
Forfeited (in shares)																										(1,514,548)
Outstanding, end of period (in shares)																										0
Number of shares issuable (in shares)																										0
BSPCE 04-2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares																				€ 6.30
Outstanding, beginning of period (in shares)																							0			55,000
Issued (in shares)																										0
Exercised (in shares)																										(55,000)
Forfeited (in shares)																										0
Outstanding, end of period (in shares)																										0
Number of shares issuable (in shares)																										0
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)																							589,150			62,900
Issued (in shares)																							407,972			537,500
Exercised (in shares)																							0			0
Forfeited (in shares)																							(10,763)			(11,250)
Outstanding at end of period (in shares)																							986,359			589,150
Number of shares issuable (in shares)																							986,359	986,359	986,359	589,150
OSA 2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares														€ 13.05
Outstanding at beginning of period (in shares)																							400			400
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							400			400
Number of shares issuable (in shares)																							400	400	400	400
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares													€ 14.26
Outstanding at beginning of period (in shares)																							4,000			4,000
Issued (in shares)													4,000										0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							4,000			4,000
Number of shares issuable (in shares)																							4,000	4,000	4,000	4,000
OSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares												€ 14.97
Outstanding at beginning of period (in shares)																							500			500
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							500			500
Number of shares issuable (in shares)																							500	500	500	500
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares											€ 12.87
Outstanding at beginning of period (in shares)																							54,000			58,000
Issued (in shares)											62,000												0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(2,000)			(4,000)
Outstanding at end of period (in shares)																							52,000			54,000
Number of shares issuable (in shares)																							52,000	52,000	52,000	54,000
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares								11.08
Outstanding at beginning of period (in shares)																							30,250			0
Issued (in shares)							37,500																0			37,500
Exercised (in shares)																							0			0
Forfeited (in shares)																							(1,500)			(7,250)
Outstanding at end of period (in shares)																							28,750			30,250
Number of shares issuable (in shares)																							28,750	28,750	28,750	30,250
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares						€ 6.41
Outstanding at beginning of period (in shares)																							500,000			0
Issued (in shares)						500,000																	0			500,000
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							500,000			500,000
Number of shares issuable (in shares)																							500,000	500,000	500,000	500,000
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares					€ 6.25
Outstanding at beginning of period (in shares)																							0
Issued (in shares)					407,972																		407,972
Exercised (in shares)																							0
Forfeited (in shares)																							(7,263)
Outstanding at end of period (in shares)																							400,709			0
Number of shares issuable (in shares)																							400,709	400,709	400,709
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)																							746,250			375,250
Issued (in shares)																							50,000			438,250
Exercised (in shares)																							(322,083)			0
Forfeited (in shares)																							(27,667)			(67,250)
Outstanding, end of period (in shares)																							446,500			746,250
Number of shares issuable (in shares)																							446,500	446,500	446,500	746,250
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares											€ 0
Outstanding, beginning of period (in shares)																							355,250			369,250
Issued (in shares)											396,250												0			0
Exercised (in shares)																							(316,083)		(316,083)	0
Forfeited (in shares)																							(14,667)			(14,000)
Outstanding, end of period (in shares)																							24,500		24,500	355,250
Number of shares issuable (in shares)																							24,500	24,500	24,500	355,250
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares										€ 0
Outstanding, beginning of period (in shares)																							6,000			6,000
Issued (in shares)	6,000									6,000													0			0
Exercised (in shares)																							(6,000)		(6,000)	0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							0		0	6,000
Number of shares issuable (in shares)																							0	0	0	6,000
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares								€ 0
Outstanding, beginning of period (in shares)																							385,000			0
Issued (in shares)									438,250														0			438,250
Exercised (in shares)																							0		0	0
Forfeited (in shares)																							(13,000)			(53,250)
Outstanding, end of period (in shares)																							372,000		372,000	385,000
Number of shares issuable (in shares)																							372,000	372,000	372,000	385,000
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares					€ 0
Outstanding, beginning of period (in shares)																							0
Issued (in shares)					50,000																		50,000
Exercised (in shares)																							0		0
Forfeited (in shares)																							0
Outstanding, end of period (in shares)																							50,000		50,000	0
Number of shares issuable (in shares)																							50,000	50,000	50,000